Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jun. 11, 2021	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Ownership percentage		50.00%
Litigation settlement, expense	$ 9,000
Litigation settlement, company borne	1,350
Loss contingency, receivable	$ 7,650